Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Real Assets Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2018
Cohen & Steers Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS REAL ASSETS FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of Cohen & Steers Real Assets Fund, Inc. (the “Fund”) are to achieve attractive total returns over the long-term and to maximize real returns during inflationary environments.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. You may qualify for sales charge discounts on Class T shares (when made available) if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”), in the Appendix to this Prospectus titled “Sales Charge Reductions and Waivers Available Through Certain Intermediaries” (the “Appendix”), “Reducing the Initial Sales Charge on Class A Shares” and “Reducing the Initial Sales Charge on Class T Shares” in the Fund’s Statement of Additional Information (the “SAI”). Class F shares and Class T shares are currently not available for purchase.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the maximum deferred sales charge does not apply after one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. You may qualify for sales charge discounts on Class T shares (when made available) if you invest at least $250,000 in the Fund.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Fund may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Fund’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. “Acquired Fund Fees and Expenses” in the table is an estimate of those expenses. The estimate for the fiscal year ended December 31, 2017 is based upon the average allocation of the Fund’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) as disclosed in each Acquired Funds’ most recent prospectus.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect contractual changes to the administration fee paid by the Fund to Cohen & Steers Capital Management, Inc., the Fund's Investment Advisor, and other contractual changes to fees paid by the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2019 (through June 30, 2019, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption at the end of the period
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve attractive total returns over the long-term and to maximize real returns during inflationary environments. “Real returns” are defined as total returns adjusted for the effects of inflation. The Fund pursues its objectives through investments offering exposure to “real assets,” which the Fund defines as (i) real estate, commodities, natural resources, infrastructure and gold and other precious metals; (ii) companies that own or derive a significant portion of their value from such real assets or the production thereof; and (iii) other assets expected to perform well during periods of high inflation. Under normal market conditions, the Fund seeks to achieve its investment objectives by allocating at least 80% of its net assets to U.S. and non-U.S. investments providing exposure to or investment in the following real asset classes: (i) real estate companies, including real estate investment trusts (“REITs”); (ii) commodities; (iii) natural resource companies; (iv) infrastructure companies; and (v) gold and other precious metals. The Fund may also invest in certain short-term fixed income securities to manage portfolio volatility.

The Fund is actively managed by the Advisor. To pursue its goal, the Advisor combines a top-down approach, focused on identifying relative value across multiple classes of real assets, with bottom-up security selection based on fundamental research concentrated at the sector-, industry-, and security-levels.

When making allocation decisions, the Advisor conducts quantitative and qualitative analysis, aiming to optimize the balance between relative return potential and risk across asset classes. The goal of this process is to establish a target asset allocation for the Fund intended to meet its objectives while maintaining a risk/return profile that is consistent with the Fund’s investment objectives. In choosing investments at the asset class level, the Advisor, through its specialized investment teams, follows an active fundamental approach focused on identifying what are believed to be securities or trading strategies possessing superior risk-adjusted return profiles. For each real asset allocation, the Advisor seeks to outperform a passive allocation to that asset class over a full market cycle. While the Fund is not constrained to allocate its investments among asset classes according to specific ranges, under normal circumstances the Advisor expects the Fund’s assets to be allocated to each asset class within the allocation ranges set forth in the table below. In addition, the Advisor has appointed a committee (the “Asset Allocation Committee”)  consisting of a select group of the Advisor’s senior investment professionals, to periodically review the Fund’s asset allocation and allocation targets. Actual allocations may vary at any time and may move and remain outside of these ranges for a variety of reasons, including, but not limited to, changes in investment outlook, market movements, cash flows into or out of the Fund and other factors, such as that securities held within one asset class will overlap with another asset class (e.g., gold and other precious metals overlap with the commodities and natural resource companies asset classes).
Asset Class	Allocation Range
Real Estate Companies/REITs	20-35%
Commodities	20-35%
Natural Resource Companies	10-20%
Infrastructure Companies and Master Limited Partnerships (“MLPs”)	10-20%
Gold and Other Precious Metals	0-10%
Fixed Income Securities	0-20%

The Fund expects that it will achieve a significant portion of its exposure to commodities through investment in Cohen & Steers Real Assets Fund, Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to this asset class within the limits of the federal income tax requirements applicable to investment companies such as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodities, including gold and other precious metals. See “Additional Information—Tax Considerations.” Except as otherwise noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Subsidiary.

Real Estate Companies/REITS

The Fund will gain exposure to real estate by investing in securities issued by U.S. and non-U.S. real estate companies, including REITS and similar REIT-like entities. Some investments in other asset classes have similar underlying characteristics which may cause the Fund’s real estate allocation range to be exceeded.

A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment similar to that of U.S. REITs in their respective countries.

Securities of real estate companies may include common stocks and other equity securities, preferred securities and debt securities (including convertible securities). The Fund may invest in global real estate companies of any market capitalization and in any geographic region.

The Fund may participate in the initial public offering (“IPO”) market of securities issued by real estate companies.

Commodities

Commodities are assets that have tangible properties and that are used in commerce, such as fuels (e.g., crude oil, natural gas and gasoline), precious and industrial metals, livestock and agricultural products. The Fund intends to have targeted exposure to commodities, diversified across various sectors and industries.

The Fund seeks to gain exposure to commodity markets, either directly or through the Subsidiary, by investing in derivatives, primarily in exchange traded commodity futures contracts and commodity swaps. The Fund may also invest in options and exchange traded products, such as exchange-traded funds (“ETFs”), that have exposure to commodities and are primarily listed on U.S. exchanges when futures contracts are not warranted or available. As part of its investment strategy, the Fund, either directly or through the Subsidiary, will also hold cash or cash equivalents, fixed income securities or other assets to serve as margin or collateral for its positions in these derivative instruments. Generally, these derivative instruments produce leveraged exposure to the commodities markets.

The Fund strives to keep its Commodities allocation fully invested, except during periods of repositioning, to address settlement issues, to provide sufficient cash and cash equivalents for daily margin maintenance and in other appropriate circumstances as determined by the Advisor.

Natural Resource Companies

The Fund will gain exposure to natural resource companies by investing in securities of U.S. and non- U.S. companies with substantial natural resource assets or whose business activities are related to natural resource assets. Such securities may include, for example, common stocks and other equity securities, preferred securities and debt securities, or other securities or instruments. Natural resources may include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or iron ore), fuels (e.g., oil, natural gas or coal), minerals, timber and forestry products, food and agricultural products (e.g., fertilizer), farm machinery and chemicals. Natural resource companies will primarily be involved in exploring for, mining, extracting, producing, processing, transporting, or otherwise developing or providing goods and services with respect to, a natural resource. Natural resource companies may also include companies which provide services to such companies (e.g., equipment manufacturers).

The Fund may invest in natural resource companies of any market capitalization and in any geographic region. The Fund may participate in the IPO market of securities issued by natural resource companies.

Some investments in other asset classes have similar underlying characteristics which may cause the Fund’s natural resources allocation range to be exceeded.

Infrastructure Companies and MLPs

The Fund may invest in common stocks and other equity securities, preferred securities and fixed income securities of U.S. and non-U.S. infrastructure companies. Infrastructure companies are companies that derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, production, transmission, sale or distribution of electric energy, natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, coal or other energy sources; the distribution, purification and treatment of water; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; or the provision of transportation services, including toll roads, airports, railroads or marine ports. Infrastructure companies also include companies organized as MLPs.

The Fund may invest in infrastructure companies of any market capitalization and in any geographic region. The Fund may participate in the IPO market of securities issued by infrastructure companies.

Some investments in other asset classes have similar underlying characteristics which may cause the Fund’s infrastructure and MLPs allocation range to be exceeded.

Gold and Other Precious Metals

The Fund seeks to gain exposure to gold and other precious metals, either directly or through the Subsidiary, through investments in bullion (e.g., bars and coins), and ETFs and other pooled investment vehicles that invest in gold and other precious metals and related instruments. The Fund, either directly or through the Subsidiary, may also invest in precious metal futures, forwards and swaps, and structured notes or Exchange-Traded Notes (“ETN”) whose interest and/or principal payments are linked to the price of gold and other precious metals. The Fund currently expects that the majority of its precious metals exposure, if any, will be to gold.

Fixed-Income Securities

The Fund may invest up to 20% of its net assets in fixed-income securities, including preferred securities. Fixed-income securities include those issued by U.S. and non-U.S. government, corporate and other issuers, Treasury Inflation Protected Securities (“TIPS”) and other inflation-linked fixed income securities and subordinated fixed-income securities. The Fund intends to invest primarily in fixed income securities that are rated investment grade or, if unrated, are of equivalent credit quality as determined by the Advisor. The Fund intends to invest primarily in fixed income securities with maturities generally less than 10 years, but may invest in securities of any maturity. The Fund may invest in securities denominated in U.S. and foreign currencies. The Fund’s fixed-income investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including but not limited to, fixed rate, floating rate, zero coupon, contingent, deferred and payment in kind. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

Additional Investments

The Fund may invest up to 20% of its net assets in equity securities, preferred securities, fixed income securities (including convertible securities) and ETNs, other than those set forth above. The Fund expects that the fixed income securities in which it will invest pursuant to this paragraph (other than convertible securities) will consist primarily of securities that are rated investment grade or, if unrated, are of equivalent credit quality as determined by the Advisor.

The Fund may invest in securities of other closed-end or open-end funds, including ETFs and other funds to the extent permitted under Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) and the rules thereunder, or any exemption granted under the 1940 Act.

		The Fund may use exchange-traded and over-the-counter (“OTC”) derivatives, including, but not limited to, options, futures, forwards, swaps or structured notes, for a variety of other purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund’s return as a non- hedging strategy that may be considered speculative. Subject to the limits described above, the Fund may invest without limit in derivative instruments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund seeks to achieve its investment objectives by allocating at least 80% of its net assets to U.S. and non-U.S. investments providing exposure to or investment in the following real asset classes: (i) real estate companies, including real estate investment trusts (“REITs”); (ii) commodities; (iii) natural resource companies; (iv) infrastructure companies; and (v) gold and other precious metals.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Asset Allocation Risk

The Fund is subject to the risk that its asset allocations may not achieve the desired risk-return characteristic or that they result in the Fund underperforming other similar funds or cause an investor to lose money. Asset allocations are subject to change without notice and may be greater than the specified allocation ranges at any given time due to similar characteristics of underlying holdings within each asset class.

Subsidiary Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The types of derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns.

Real Estate Market Risk

Since the Fund has substantial exposure to companies engaged in the real estate industry, your investment in the Fund will be significantly affected by the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management.

REIT Risk

REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for favorable tax treatment under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Commodities Risk

Because the Fund will have significant investment exposure to commodity-related derivative instruments, developments affecting commodities may have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. Although the Fund’s commodity exposure as a whole will not typically be leveraged (i.e., the Fund’s commodity investments will have an aggregate notional value substantially equal to the net assets of the commodities allocation of the Fund), individual commodity-linked derivative instruments may employ leverage. The value of commodity-related derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, sanctions, nationalization or expropriation and international economic, political and regulatory developments. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. In addition, the relationships between various commodities and related derivatives may not behave as expected. Use of leveraged commodity-related derivatives, if any, creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value (“NAV”)), and there can be no assurance that the Fund’s use of leveraged commodity-related derivatives, if any, will be successful. Because certain natural resources and commodities may be closely related, the Fund’s investments in commodities may also be subject to the risks described under “Natural Resources Risk.”

Natural Resources Risk

The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources. In addition, because certain natural resources and commodities may be closely related, the Fund’s investments in natural resource companies may also be subject to the risks described under “Commodities Risk.”

Infrastructure Companies Risk

Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:
  high interest costs in connection with capital construction and improvement programs;
  difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;
  inexperience with and potential losses resulting from a developing deregulatory environment;
  costs associated with compliance with and changes in environmental and other regulations;
  regulation or adverse actions by various government authorities;
  government regulation of rates charged to customers;
  service interruption due to environmental, operational or other mishaps;
  the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards;
  technological innovations that may render existing plants, equipment or products obsolete; and
  general changes in market sentiment towards infrastructure and utilities assets.
Master Limited Partnership Risk

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or industry sector (for example, the energy sector) or a particular geographic region are subject to risks associated with such industry, sector or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Derivatives Transactions Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, the use of derivatives to hedge the Fund’s foreign currency risks may reduce returns or increase volatility, perhaps substantially.

Inflation/Deflation Risk

Although the Fund is intended to provide a measure of protection against inflation, it is possible that it will not do so to the extent intended. The Fund’s investments may be adversely affected to a greater extent than other investments during deflationary periods.

Leveraging Risk

The Fund’s use of derivatives may create leverage (i.e., the Fund’s investment exposures exceed its NAV). Leverage increases the magnitude of the Fund’s losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. The use of leverage is considered to be a speculative investment practice and may result in substantial and potentially unanticipated losses to the Fund or the Subsidiary. Some derivatives, such as derivatives that provide for short exposure, have the potential for unlimited loss, regardless of the size of the initial investment. The Fund may manage some of its derivative exposure by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged to a greater extent than intended.

Common Stock Risk

While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Gold and Other Precious Metals Risk

Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments. Although the Fund has contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. If it holds physical gold, the Fund is also subject to an increased risk of loss and expense in connection with the transportation of such assets to and from the Fund’s custodian. In addition, income derived from trading in gold and other precious metals may result in negative tax consequences due to appreciation in value, which could limit the ability of the Fund to sell its holdings of physical gold and certain ETFs at the desired time.

Foreign (Non-U.S.) and Emerging Market Securities Risk

Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade. Several of the asset classes in which the Fund invests (in particular, commodities, natural resources and precious metals) may be especially susceptible to developments in emerging markets, increasing the Fund’s exposure to this risk.

Fixed-Income Securities Risk

Fixed-income securities generally present three types of risk—interest rate risk, which is the risk that bond prices will decline because of rising interest rates, credit risk, which is the chance that a bond issuer will fail to timely pay interest and principal or that a bond's price declines because of negative perceptions of an issuer’s ability to pay interest and principal, and liquidity risk, which is the risk that securities will not be able to be sold at the time or price desired by the Fund.

Preferred Securities Risk

There are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; and special redemption rights.

Below Investment Grade Securities Risk

Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic condition could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Geopolitical Risk

Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. The decision of the United Kingdom (“UK”) to exit from the European Union following the June 2016 vote on the matter (referred to as “Brexit”) may cause uncertainty and thus adversely impact financial results of the Fund and the global financial markets. Growing tensions between the United States and other foreign powers, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the markets and the Fund. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk

The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The Department of Labor's (“DOL”) final rule on conflicts of interest on fiduciary investment advice, as well as the Securities and Exchange Commission's (“SEC”) final rules and amendments to modernize reporting and disclosure and to develop and implement a Liquidity Risk Management Program for open-end investment companies could, among other things, restrict and/or increase the cost of the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

LIBOR Risk

Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Due to the recency of this announcement, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor and Subadvisors) may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, the Subadvisors, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund, the Advisor and the Subadvisors may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Large Shareholder Risk

The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

Active Management Risk

As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objectives or negatively affect the Fund’s investment performance.

Portfolio Turnover Risk

The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains (including short-term capital gains, which are taxed at ordinary income tax rates for federal income tax purposes) or losses, as well as, with respect to the Fund’s investments in MLPs, gain that is characterized as ordinary income under the Internal Revenue Code of 1986 (the “Code”) recapture provisions, as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Other Investment Companies Risk

To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification. In addition, restrictions under the Investment Company Act of 1940 (“1940 Act”) may limit the Fund’s ability to invest in other investment companies to the extent desired. The Fund may invest in exchange traded derivative products that are not registered under the 1940 Act.

Sector Focus Risk

The Fund may invest a substantial portion of its assets within one or more real asset sectors. To the extent the Fund focuses its investments in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across sectors.

Exchange-Traded Notes (ETNs) Risk

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to factors impacting the issuer (such as changes in the issuer’s credit rating) even if there are not changes in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

Tax Risk

The Fund’s ability to make direct and indirect investments in the asset classes described herein, including commodities, gold and other precious metals, and certain related investments, is limited by the Fund’s intention to qualify as a “regulated investment company” (“RIC”) under the Code; if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. The Fund’s investment in the Subsidiary is intended to provide additional exposure to commodities, gold and other precious metals while allowing the Fund to satisfy the requirements applicable to RICs. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Additional Information—Tax Considerations.”

		Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. Because Class F shares and Class T shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for these share classes. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the MSCI World Index, over various time periods. In addition to the broad-based market index, the table shows performance of a linked benchmark consisting of the FTSE EPRA/NAREIT Developed Real Estate Index-Net, the Bloomberg Commodity Index Total Return, the S&P Global Natural Resources Index-Net, the ICE BofAML 1-3 Year U.S. Corporate Index, the ICE BofAML 1-3 Year Global Corporate Index, the Gold Index and the Dow Jones-Brookfield Global Infrastructure Index. The FTSE EPRA/NAREIT Developed Real Estate Index-Net is an unmanaged market-capitalization weighted total-return index, which consists of publicly traded equity REITs and listed property companies from developed markets and is net of dividend withholding taxes. The Bloomberg Commodity Index Total Return is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. The S&P Global Natural Resources Index-Net includes the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The Gold Index is represented by the gold spot price in U.S. dollars per Troy ounce. The ICE BofAML 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years. The ICE BofAML 1-3 Year Global Corporate Index is a subset of the ICE BofAML Global Corporate Index including all securities with a remaining term to final maturity of less than 3 years. The Dow Jones Brookfield Global Infrastructure Index is a float-adjusted market-capitalization-weighted index that measures performance of globally domiciled companies that derive more than 70% of their cash flows from infrastructure lines of business. The table also shows performance of the Consumer Price Index +4%. The Consumer Price Index (CPI) is a broad measure of average price changes for a diverse basket of goods and services. The CPI is focused on items typically purchased by urban consumers, across diverse households and geographies. The benchmark is represented by the change in the CPI +4% per year. The Advisor believes that the linked benchmark, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund's investment strategy. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348.

		The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares.

		The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the MSCI World Index, over various time periods.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class F shares and Class T shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for these share classes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition to the broad-based market index, the table shows performance of a linked benchmark consisting of the FTSE EPRA/NAREIT Developed Real Estate Index-Net, the Bloomberg Commodity Index Total Return, the S&P Global Natural Resources Index-Net, the ICE BofAML 1-3 Year U.S. Corporate Index, the ICE BofAML 1-3 Year Global Corporate Index, the Gold Index and the Dow Jones-Brookfield Global Infrastructure Index. The FTSE EPRA/NAREIT Developed Real Estate Index-Net is an unmanaged market-capitalization weighted total-return index, which consists of publicly traded equity REITs and listed property companies from developed markets and is net of dividend withholding taxes. The Bloomberg Commodity Index Total Return is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. The S&P Global Natural Resources Index-Net includes the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The Gold Index is represented by the gold spot price in U.S. dollars per Troy ounce. The ICE BofAML 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years. The ICE BofAML 1-3 Year Global Corporate Index is a subset of the ICE BofAML Global Corporate Index including all securities with a remaining term to final maturity of less than 3 years. The Dow Jones Brookfield Global Infrastructure Index is a float-adjusted market-capitalization-weighted index that measures performance of globally domiciled companies that derive more than 70% of their cash flows from infrastructure lines of business. The table also shows performance of the Consumer Price Index +4%. The Consumer Price Index (CPI) is a broad measure of average price changes for a diverse basket of goods and services. The CPI is focused on items typically purchased by urban consumers, across diverse households and geographies. The benchmark is represented by the change in the CPI +4% per year. The Advisor believes that the linked benchmark, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund's investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 7.18% (quarter ended September 30, 2012) Lowest quarterly return during this period: -10.14% (quarter ended September 30, 2015)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R, and Z shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R, and Z shares will vary. Class F shares and Class T shares are currently not available for purchase. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Cohen & Steers Real Assets Fund, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.42%	[1]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.06%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[4]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[4]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.13%	[4]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
1 Year	rr_ExpenseExampleYear01	560
3 Years	rr_ExpenseExampleYear03	862
5 Years	rr_ExpenseExampleYear05	1,192
10 Years	rr_ExpenseExampleYear10	2,124
1 Year	rr_ExpenseExampleNoRedemptionYear01	560
3 Years	rr_ExpenseExampleNoRedemptionYear03	862
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,192
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,124
2013	rr_AnnualReturn2013	(3.22%)	[5]
2014	rr_AnnualReturn2014	(1.07%)	[5]
2015	rr_AnnualReturn2015	(13.80%)	[5]
2016	rr_AnnualReturn2016	11.99%	[5]
2017	rr_AnnualReturn2017	6.33%	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.14%)
1 Year	rr_AverageAnnualReturnYear01	1.54%
5 Years	rr_AverageAnnualReturnYear05	(1.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Cohen & Steers Real Assets Fund, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.42%	[1]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[4]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[4]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.82%	[4]
1 Year	rr_ExpenseExampleYear01	$ 285
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,135
10 Years	rr_ExpenseExampleYear10	2,490
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,490
1 Year	rr_AverageAnnualReturnYear01	4.48%
5 Years	rr_AverageAnnualReturnYear05	(1.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Cohen & Steers Real Assets Fund, Inc. | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[7]
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Management Fee	rr_ManagementFeesOverAssets	0.75%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.42%	[1],[7]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none	[7]
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1],[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[4],[7]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[4],[7]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.82%	[4],[7],[8]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	335
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,405
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	335
5 Years	rr_ExpenseExampleNoRedemptionYear05	612
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,405
Cohen & Steers Real Assets Fund, Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.42%	[1]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.06%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[4]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.82%	[4]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,467
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	347
5 Years	rr_ExpenseExampleNoRedemptionYear05	638
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,467
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Cohen & Steers Real Assets Fund, Inc. | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.42%	[1]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[4]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[4]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.32%	[4]
1 Year	rr_ExpenseExampleYear01	$ 134
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	877
10 Years	rr_ExpenseExampleYear10	1,962
1 Year	rr_ExpenseExampleNoRedemptionYear01	134
3 Years	rr_ExpenseExampleNoRedemptionYear03	490
5 Years	rr_ExpenseExampleNoRedemptionYear05	877
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,962
1 Year	rr_AverageAnnualReturnYear01	5.99%
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Cohen & Steers Real Assets Fund, Inc. | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%	[7]
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Management Fee	rr_ManagementFeesOverAssets	0.75%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[7]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.42%	[1],[7]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.08%	[2],[7]
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1],[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[4],[7]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[4],[7]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.15%	[4],[7],[8]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
1 Year	rr_ExpenseExampleYear01	364
3 Years	rr_ExpenseExampleYear03	677
5 Years	rr_ExpenseExampleYear05	1,018
10 Years	rr_ExpenseExampleYear10	1,981
1 Year	rr_ExpenseExampleNoRedemptionYear01	364
3 Years	rr_ExpenseExampleNoRedemptionYear03	677
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,018
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,981
Cohen & Steers Real Assets Fund, Inc. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.42%	[1]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[4]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[4]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.82%	[4]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	335
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,405
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	335
5 Years	rr_ExpenseExampleNoRedemptionYear05	612
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,405
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Cohen & Steers Real Assets Fund, Inc. | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.14%
5 Years	rr_AverageAnnualReturnYear05	(1.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Cohen & Steers Real Assets Fund, Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.12%
5 Years	rr_AverageAnnualReturnYear05	(1.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Cohen & Steers Real Assets Fund, Inc. | Real Assets Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.72%	[9]
5 Years	rr_AverageAnnualReturnYear05	0.63%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[9]
Cohen & Steers Real Assets Fund, Inc. | Consumer Price Index + 4%
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.12%	[10]
5 Years	rr_AverageAnnualReturnYear05	5.40%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%	[10]
Cohen & Steers Real Assets Fund, Inc. | MSCI World Index (USD-Net)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%	[11]
5 Years	rr_AverageAnnualReturnYear05	11.64%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	11.58%	[11]

[1]	Other expenses have been restated to reflect contractual changes to the administration fee paid by the Fund to Cohen & Steers Capital Management, Inc., the Fund's Investment Advisor, and other contractual changes to fees paid by the Fund.
[2]	The maximum shareholder service fee for Class A shares, Class I shares and Class T shares is 0.10%.
[3]	The Fund may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Fund’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. “Acquired Fund Fees and Expenses” in the table is an estimate of those expenses. The estimate for the fiscal year ended December 31, 2017 is based upon the average allocation of the Fund’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) as disclosed in each Acquired Funds’ most recent prospectus. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
[4]	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2019 so that the Fund’s total annual operating expenses, which include the expenses of the subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class F shares, 0.80% for Class I shares, 1.30% for Class R shares, 1.15% for Class T shares and 0.80% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund's Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[5]	The annual total returns for Class C, I, R and Z shares of the Fund are substantially similar to the annual total returns of Class A shares because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses. Class F shares and Class T shares are currently not available for purchase.
[6]	For Class C shares, the maximum deferred sales charge does not apply after one year.
[7]	Class F shares and Class T shares are currently not available for purchase.
[8]	The total annual fund operating expenses for Class F shares and Class T shares are estimated.
[9]	From 1/31/2012 through 9/30/2013 the benchmark consists of 30% FTSE EPRA/NAREIT Dev NR, 30% Bloomberg Commodity TR, 20% S&P Global Natural Resources NR, 12.5% ICE BofAML Global Broad Market Corp Index 1-3 Yr TR, and 7.5% Gold Index, from 10/1/2013 the benchmark now consist of 27.5% FTSE EPRA/NAREIT Dev NR, 27.5% Bloomberg Commodity TR, 15% DJ Brookfield Global Infra TR, 15% S&P Global Nat. Res. NR, 10% ICE BofAML US Corp 1-3 YR TR, and 5% Gold Index.
[10]	The Consumer Price Index (CPI) is a broad measure of average price changes for a diverse basket of goods and services. The CPI is focused on items typically purchased by urban consumers, across diverse households and geographies. The benchmark is represented by the change in the CPI +4% per year.
[11]	The MSCI World Index-net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.